SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

33.    SUBSEQUENT EVENTS

(1)  As disclosed in Note 26, in January 2025, Jiangxi Jinko entered into a supplemental agreement with the third party investor to repurchase all the equity interests of Sichuan Jinko held by the third party investor with a total consideration of RMB620 million. The transaction was consummated on January 24, 2025.

(2)  On April 2, 2025, the U.S. government implemented a minimum 10% base rate on all imports and additional surcharges for countries like China of 34%, Vietnam of 46%, and the European Union of 20%. On April 10, 2025, the U.S. government granted Vietnam a temporary reprieve from the previously announced 46% tariffs on its imports, reducing the rate to 10% for a period of 90 days.

(3)  On April 21 2025, the U.S Department of Commerce issued its final affirmative determinations in the countervailing duty (“CVD”) and the antidumping duty (“ADD”) in the investigations of crystalline photovoltaic cells whether or not assembled into modules from Cambodia, Malaysia, Thailand, and Vietnam. The CVD rate and ADD rate applicable to the Group will be 38.38% and 1.92% in Malaysia and 124.57% and 120.38% in Vietnam, respectively.

Management concluded that implementation of tariffs and final CVD and ADD rate applicable to the Group in Malaysia and Vietnam shall be accounted for as non - recognized subsequent event and shall have no impact to the financial statements as of and for the year ended December 31, 2024. The Company is in the process of evaluating the impact on its consolidated financial statements.